Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued Liabilities

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Insurance premiums and accrued interest	$538	$-
Related party promissory note	20	-
Income tax payables	57	-
Related party payable	1,155	-
Accrued compensation and benefits	650	586
Accrued bonus and commissions	192	422
Accrued rent	3	559
Accrued other	561	83
Accrued sales and other indirect taxes payable	6	86
Accrued liabilities	$3,182	$1,736